UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359
Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: July 31
Date of reporting period: November 1, 2011 to April 30, 2012

Item 1.    Schedule of Investments.
Attached hereto.

MZF Managed Duration Investment Grade Municipal Fund
Portfolio of Investments
April 30, 2012 (unaudited)

Principal					Optional
Amount	Description	Rating *	Coupon	Maturity	Call Provisions**	Value
	Long-Term Investments - 165.1%
	Municipal Bonds - 163.0%
	Alabama - 2.7%
$845,000	Courtland Industrial Development Board, AMT, Series B	BBB	6.25%	08/01/2025	08/01/13 @ 100	$871,229
1,890,000	Courtland Industrial Development Board, AMT	Baa3	6.00%	08/01/2029	08/01/12 @ 100	1,898,372
						2,769,601

	Alaska - 0.8%
750,000	Alaska Municipal Bond Bank Authority, Series 1	AA	5.75%	09/01/2033	09/01/18 @ 100	856,883

	California - 19.3%
1,500,000	California Health Facilities Financing Authority, Series B	AA-	5.88%	08/15/2031	08/15/20 @ 100	1,782,645
5,000,000	California State Public Works Board, Series A	BBB+	5.00%	06/01/2024	06/01/14 @ 100	5,189,600
1,000,000	California Statewide Community Development Authority	A+	5.00%	04/01/2042	04/01/22 @ 100	1,065,950
6,000,000	California Various Purpose General Obligation	A-	5.13%	11/01/2024	11/01/13 @ 100	6,388,440
2,500,000	City of Chula Vista CA, AMT, Series B	A	5.50%	12/01/2021	06/02/14 @ 102	2,682,100
2,525,000	Los Angeles Unified School District, Series F	AA-	5.00%	01/01/2034	07/01/19 @ 100	2,728,086
						19,836,821

	Delaware - 1.6%
1,500,000	Delaware State Economic Development Authority	BBB+	5.40%	02/01/2031	08/01/20 @ 100	1,631,865

	District of Columbia - 2.0%
2,000,000	District of Columbia Housing Finance Agency, AMT, (FHA)	Aaa	5.10%	06/01/2037	06/01/15 @ 102	2,036,600

	Florida - 7.9%
2,200,000	County of Miami-Dade FL, Aviation Revenue, AMT, (CIFG)	A-	5.00%	10/01/2038	10/01/15 @ 100	2,219,800
3,000,000	Highlands County Health Facilities Authority, Series D, (Prerefunded @ 11/15/2013)(a)	NR	5.88%	11/15/2029	11/15/13 @ 100	3,240,690
1,500,000	Miami-Dade County School Board, Series A, (Assured Gty)	AA-	5.38%	02/01/2034	02/01/19 @ 100	1,622,610
1,000,000	Seminole Indian Tribe of Florida, Series A(b)	BBB-	5.25%	10/01/2027	10/01/17 @ 100	1,004,150
						8,087,250

	Hawaii - 1.1%
1,000,000	Hawaii Pacific Health, Series B	BBB+	5.63%	07/01/2030	07/01/20 @ 100	1,086,020

	Illinois - 11.4%
1,000,000	Chicago Board of Education, General Obligation	AA-	5.00%	12/01/2041	12/01/21 @ 100	1,088,850
1,750,000	City of Chicago IL O'Hare International Airport Revenue, Series C	A-	5.50%	01/01/2031	01/01/21 @ 100	2,009,473
1,115,000	City of Chicago IL, O'Hare International Airport Revenue, AMT, Series A-2, (AGM)	AA-	5.50%	01/01/2016	01/01/14 @ 100	1,181,242
2,000,000	Illinois Finance Authority, Roosevelt University Revenue	Baa2	5.50%	04/01/2037	04/01/17 @ 100	2,055,240
1,000,000	Illinois Finance Authority, Rush University Medical Center Revenue, Series C	A-	6.38%	11/01/2029	05/01/19 @ 100	1,205,910
975,000	Illinois Housing Development Authority, AMT, Series A-2	AA	5.00%	08/01/2036	02/01/16 @ 100	985,179
1,000,000	Railsplitter Tobacco Settlement Authority	A-	6.00%	06/01/2028	06/01/21 @ 100	1,135,470
2,000,000	State of Illinois, General Obligation, Series A	A+	5.00%	03/01/2028	03/01/14 @ 100	2,093,480
						11,754,844

	Indiana - 3.2%
1,000,000	Indiana Finance Authority	BB	6.00%	12/01/2026	06/01/20 @ 100	1,060,970
2,000,000	Indianapolis Local Public Improvement Bond Bank, Series A	A+	5.50%	01/01/2029	01/01/19 @ 100	2,252,180
						3,313,150

	Iowa - 3.3%
1,500,000	Iowa Higher Education Loan Authority	NR	5.50%	09/01/2025	09/01/20 @ 100	1,634,655
2,000,000	Iowa Tobacco Settlement Authority, Series B	B+	5.60%	06/01/2034	06/01/17 @ 100	1,786,120
						3,420,775

	Kentucky - 2.1%
1,000,000	County of Owen KY, Waterworks System Revenue, Series B	BBB+	5.63%	09/01/2039	09/01/19 @ 100	1,057,350
1,000,000	Kentucky Economic Development Finance Authority, Series A	A1	5.63%	08/15/2027	08/15/18 @ 100	1,139,430
						2,196,780

	Louisiana - 7.9%
1,000,000	East Baton Rouge Sewerage Commission, Series A	AA-	5.25%	02/01/2034	02/01/19 @ 100	1,111,250
3,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority	BBB-	6.75%	11/01/2032	11/01/17 @ 100	3,303,900
1,000,000	Louisiana Public Facilities Authority, Hospital Revenue	A3	5.25%	11/01/2030	05/01/20 @ 100	1,063,690
1,000,000	Parish of DeSoto LA, AMT, Series A	BBB	5.85%	11/01/2027	11/01/13 @ 100	1,047,640
1,500,000	Parish of St John the Baptist LA, Series A	BBB	5.13%	06/01/2037	06/01/17 @ 100	1,553,790
						8,080,270

	Maryland - 0.5%
500,000	Maryland Economic Development Corp.	BB	5.75%	09/01/2025	09/01/20 @ 100	529,475

	Massachusetts - 3.2%
1,000,000	Massachusetts Educational Financing Authority, AMT	AA	5.38%	07/01/2025	07/01/21 @ 100	1,102,120
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A	BBB	6.25%	07/01/2030	07/01/19 @ 100	1,148,230
970,000	Massachusetts Housing Finance Agency, AMT	AA-	5.10%	12/01/2027	06/01/17 @ 100	1,000,604
						3,250,954

	Michigan - 4.5%
1,000,000	City of Detroit MI, Sewer Disposal Revenue, Series B, (AGM)	AA-	7.50%	07/01/2033	07/01/19 @ 100	1,231,410
1,000,000	City of Detroit MI, Water Supply System Revenue, (AGM)	AA-	7.00%	07/01/2036	07/01/19 @ 100	1,194,760
1,000,000	Michigan Finance Authority, Revenue	AA	5.00%	12/01/2031	12/01/21 @ 100	1,099,770
1,000,000	Michigan Strategic Fund, Series B-1	BBB	6.25%	06/01/2014	N/A	1,102,440
						4,628,380

	Mississippi - 1.1%
1,000,000	County of Warren MS, Series A	BBB	6.50%	09/01/2032	09/01/18 @ 100	1,123,030

	Nevada - 7.4%
5,410,000	City of Henderson NV, Series A	A	5.63%	07/01/2024	07/01/14 @ 100	5,991,575
1,435,000	Las Vegas Valley Water District	AA+	5.00%	06/01/2031	06/01/21 @ 100	1,588,186
						7,579,761

	New Jersey - 1.5%
1,500,000	New Jersey Health Care Facilities Financing Authority	BBB+	5.75%	07/01/2039	07/01/19 @ 100	1,589,775

	New York - 19.4%
1,935,000	City of New York NY, General Obligation, Series J	AA	5.00%	05/15/2023	05/15/14 @ 100	2,093,670
2,750,000	Long Island Power Authority, Series A	A-	5.10%	09/01/2029	09/01/14 @ 100	2,904,908
4,000,000	Metropolitan Transportation Authority, Series A	AA-	5.13%	01/01/2024	07/01/12 @ 100	4,030,320
500,000	New York City Industrial Development Agency, American Airlines, JFK International Airport, AMT(c)	NR	7.50%	08/01/2016	N/A	513,405
750,000	New York City Industrial Development Agency, JFK International Airport, AMT, Series A(c)	C	8.00%	08/01/2012	N/A	760,140
1,750,000	New York Municipal Bond Bank Agency, Series C	A+	5.25%	12/01/2022	06/01/13 @ 100	1,829,905
900,000	New York State Dormitory Authority, Series B	BBB+	5.25%	07/01/2024	07/01/17 @ 100	986,643
2,500,000	Suffolk County Industrial Development Agency, AMT	A-	5.25%	06/01/2027	06/01/13 @ 100	2,555,950
3,000,000	Tobacco Settlement Financing Corp., Series A-1	AA-	5.50%	06/01/2019	06/01/13 @ 100	3,167,400
1,000,000	Troy Industrial Development Authority	A-	5.00%	09/01/2031	09/01/21 @ 100	1,105,030
						19,947,371

	North Carolina - 3.3%
1,000,000	North Carolina Eastern Municipal Power Agency, Series D	A-	5.13%	01/01/2023	01/01/13 @ 100	1,015,550
1,000,000	North Carolina Eastern Municipal Power Agency, Series D	A-	5.13%	01/01/2026	01/01/13 @ 100	1,012,190
1,315,000	North Carolina Housing Finance Agency, AMT, Series 14A, (AMBAC)	AA	5.35%	01/01/2022	06/22/12 @ 100	1,318,603
						3,346,343

	North Dakota - 1.2%
1,200,000	City of Grand Forks ND, Healthcare Systems Revenue	Baa1	5.00%	12/01/2035	12/01/21 @ 100	1,262,448

	Ohio - 8.8%
1,465,000	County of Cuyahoga OH, Cleveland Clinic Health System, (Prerefunded @ 7/1/2013)(a)	AA-	6.00%	01/01/2020	07/01/13 @ 100	1,562,422
1,535,000	County of Cuyahoga OH, Cleveland Clinic Health System, (Prerefunded @ 7/1/2013)(a)	Aa2	6.00%	01/01/2020	07/01/13 @ 100	1,637,078
3,610,000	County of Lorain OH, Series A	AA-	5.25%	10/01/2033	05/30/12 @ 101	3,650,288
1,000,000	Ohio Air Quality Development Authority, Series A	BBB-	5.70%	02/01/2014	N/A	1,067,190
1,000,000	Ohio Air Quality Development Authority	BBB-	5.63%	06/01/2018	N/A	1,137,680
						9,054,658

	Pennsylvania - 6.8%
1,110,000	City of Philadelphia PA, General Obligation, Series A, (Assured Gty)	AA-	5.38%	08/01/2030	08/01/19 @ 100	1,233,099
1,100,000	City of Philadelphia PA, General Obligation	BBB+	5.88%	08/01/2031	08/01/16 @ 100	1,191,762
2,340,000	Pennsylvania Higher Educational Facilities Authority	BBB	5.25%	05/01/2023	05/01/13 @ 100	2,400,489
1,000,000	Pennsylvania Higher Educational Facilities Authority, Series B	AA-	6.00%	08/15/2026	08/15/18 @ 100	1,186,950
1,000,000	Pennsylvania Higher Educational Facilities Authority, Series A	BBB	5.00%	05/01/2037	11/01/17 @ 100	1,024,100
						7,036,400

	Puerto Rico - 2.3%
1,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	BBB-	5.00%	07/01/2033	07/01/22 @ 100	999,930
1,215,000	Puerto Rico Sales Tax Financing Corp.	AA-	5.25%	08/01/2040	08/01/21 @ 100	1,333,292
						2,333,222

	Rhode Island - 1.4%
1,300,000	Rhode Island Convention Center Authority, Series A, (Assured Gty)	AA-	5.50%	05/15/2027	05/15/19 @ 100	1,483,443

	South Carolina - 3.5%
2,500,000	County of Florence SC, Series A, (AGM)	AA-	5.25%	11/01/2027	11/01/14 @ 100	2,601,200
1,000,000	County of Georgetown SC, AMT, Series A	BBB	5.30%	03/01/2028	03/01/14 @ 100	1,009,280
						3,610,480

	South Dakota - 5.9%
1,200,000	South Dakota Health & Educational Facilities Authority, Series A	AA-	5.25%	11/01/2034	11/01/14 @ 100	1,255,884
4,755,000	South Dakota Housing Development Authority, AMT, Series K	AAA	5.05%	05/01/2036	11/01/15 @ 100	4,814,152
						6,070,036

	Tennessee - 3.3%
2,500,000	Knox County Health Educational & Housing Facilities Board	BBB+	5.25%	04/01/2027	04/01/17 @ 100	2,647,150
700,000	Metropolitan Nashville Airport Authority	Baa3	5.20%	07/01/2026	07/01/20 @ 100	708,771
						3,355,921

	Texas - 14.6%
2,000,000	Bexar County Housing Finance Corp., AMT, (GNMA)	Aa2	5.20%	10/20/2034	10/20/14 @ 100	2,022,040
2,000,000	City of Houston TX Utility System Revenue, Series A, (AGM)	AA	5.00%	11/15/2033	11/15/17 @ 100	2,178,040
2,000,000	Lower Colorado River Authority	A	6.25%	05/15/2028	05/15/18 @ 100	2,355,060
1,885,000	Matagorda County Navigation District No. 1, AMT, (AMBAC)(d)	A-	5.13%	11/01/2028	N/A	2,093,368
2,000,000	North Texas Tollway Authority, Series A	A-	5.63%	01/01/2033	01/01/18 @ 100	2,184,240
1,000,000	North Texas Tollway Authority, Series L-2(d)	A-	6.00%	01/01/2038	N/A	1,035,490
2,100,000	San Leanna Educational Facilities Corp.	BBB+	5.13%	06/01/2036	06/01/17 @ 100	2,137,926
950,000	Tarrant County Cultural Education Facilities Finance Corp., Series A, (Assured Gty)	AA-	5.75%	07/01/2018	N/A	1,036,117
						15,042,281

	Virginia - 1.5%
1,250,000	Washington County Industrial Development Authority, Series C	BBB+	7.50%	07/01/2029	01/01/19 @ 100	1,530,550

	Washington - 1.1%
1,000,000	Tes Properties WA, Revenue	AA+	5.63%	12/01/2038	06/01/19 @ 100	1,094,760

	Wisconsin - 1.3%
1,250,000	Wisconsin Health & Educational Facilities Authority, Series A	AA+	5.00%	11/15/2036	11/15/16 @ 100	1,320,437

	Wyoming - 7.1%
4,000,000	County of Sweetwater WY, AMT	BBB+	5.60%	12/01/2035	12/01/15 @ 100	4,129,080
3,100,000	Wyoming Community Development Authority, AMT, Series 7	AA+	5.10%	12/01/2038	12/01/16 @ 100	3,153,754
						7,282,834

	Total Municipal Bonds - 163.0%
	(Cost $154,106,280)					167,543,418
Redemption
Value
	Preferred Shares - 2.1%
	Diversified Financial Services - 2.1%
$2,000,000	Centerline Equity Issuer Trust, Series A-4-1(b)	Aaa	5.75%	05/15/2015	N/A	2,138,620
	(Cost $2,000,000)

	Total Long-Term Investments - 165.1%
	(Cost $156,106,280)					169,682,038

	Short-Term Investments - 1.3%
Number
of Shares	Description					Value
	Money Market - 1.3%
1,383,858	JPMorgan Tax Free Money Market					1,383,858
	(Cost $1,383,858)

	Total Investments - 166.4%
	(Cost $157,490,138)					171,065,896
	Other Assets in excess of Liabilities - 1.2%					1,165,498
	Preferred Shares, at redemption value - (-67.6% of Net Assets
	Applicable to Common Shareholders or -40.6% of Total Investments)					(69,450,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$102,781,394

AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by Ambac Assurance Corporation
AMT - Income from this security is a preference item under the Alternative Minimum Tax.
Assured Gty – Insured by Assured Guaranty Corporation
CIFG – Insured by CIFG Assurance North America, Inc.
FHA – Guaranteed by Federal Housing Administration
GNMA – Guaranteed by Ginnie Mae
N/A- Not Applicable

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
(a)
The bond is prerefunded.  U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2012 these securities amounted to $3,142,770, which represents 3.1% of net assets applicable to common shares.

(c)
Defaulted security. Non-income producing as the issuer is currently in default with respect to interest payments. The value of these securities at April 30, 2012, was $1,273,545 which represents 1.2% of net assets applicable to common shares.

(d)	Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.

See previously submitted notes to financial statements for the period ended January 31, 2012.

At April 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 157,523,348	$13,678,240	$ (135,692)	$ 13,542,548

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets.  In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees.  The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available.  Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations.  The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.  Positions in futures contracts, interest rate swaps and options of interest rate swaps are valued at closing prices for such contracts established by the exchange or dealer market on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods approved in good faith by the Board of Trustees.  The Fund values money market funds at net asset value.

For those securities where quotations or prices are not readily available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.  Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.  The Fund did not have any Level 3 securities at April 30, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of April 30, 2012.

Valuations (in $000s)	Level 1	Level 2	Level 3	Total
Description

Assets:
Municipal Bonds	$-	$167,543	$-	$167,543
Preferred Shares	-	2,139	-	2,139
Money Market	1,384	-	-	1,384
Total	$1,384	$169,682	$-	$171,066

There were no transfers between levels.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:      June 25, 2012

By:          /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      June 25, 2012